Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventories [Abstract]
Inventories	4. Inventories Inventories consisted of the following (in thousands):
	June 30, 2025	December 31, 2024
Raw materials	$1,406	$1,386
Work-in-progress	61	203
Finished goods	120	119
	$1,587	$1,708
5. Inventories Inventories, consisted of the following (in thousands):
	December 31, 2024	December 31, 2023
Raw materials	$1,386	$1,162
Work-in-progress	203	158
Finished goods	119	84
	$1,708	$1,404